Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Share capital	Warrants	Stock-based Compensation	Contributed Surplus	Deficit	Accumulated Other Comprehensive Gain (loss)	Total
Balance at Dec. 31, 2020	$ 704,599	$ 3,275	$ 23,011	$ 36,089	$ (150,878)	$ (1,378)	$ 614,718
Balance (in Shares) at Dec. 31, 2020	74,162,286
Share issuance - At-The-Market offering	$ 50,929						50,929
Share issuance - At-The-Market offering (in Shares)	2,242,112
Share issuance - Private placement	$ 8,358						8,358
Share issuance - Private placement (in Shares)	350,000
Share issuance - Options exercised	$ 32,077		(14,370)				17,707
Share issuance - Options exercised (in Shares)	1,585,501
Share issuance – Other	$ 11,100	(3,275)					7,825
Share issuance – Other (in Shares)	500,000
Share issuance - RSUs vested	$ 3,413		(3,413)
Share issuance - RSUs vested (in Shares)	135,450
Share issuance costs	$ (1,645)						(1,645)
Deferred tax on share issuance costs	438						438
Stock-based compensation			3,506				3,506
Expired options			(37)	37
Other comprehensive loss						(398)	(398)
Net income for the year					895		895
Balance at Dec. 31, 2021	$ 809,269		8,697	36,126	(149,983)	(1,776)	702,333
Balance (in Shares) at Dec. 31, 2021	78,975,349
Share issuance - At-The-Market offering	$ 22,793						22,793
Share issuance - At-The-Market offering (in Shares)	998,629
Share issuance - Private placement	$ 10,840						10,840
Share issuance - Private placement (in Shares)	675,400
Share issuance - Options exercised	$ 11,295		(3,974)				7,321
Share issuance - Options exercised (in Shares)	540,834
Share issuance - RSUs vested	$ 3,172		(3,172)
Share issuance - RSUs vested (in Shares)	148,800
Share issuance costs	$ (1,237)						(1,237)
Deferred tax on share issuance costs	330						330
Stock-based compensation			3,138				3,138
Expired options			(34)	34
Other comprehensive loss						2,409	2,409
Net income for the year					(7,394)		(7,394)
Balance at Dec. 31, 2022	$ 856,462		$ 4,655	$ 36,160	$ (157,377)	$ 633	$ 740,533
Balance (in Shares) at Dec. 31, 2022	81,339,012